Group entities - Intercompany Transactions with Holding Company (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Group entities
Loans advanced/(repaid)	$ (10,970)	$ 7,649
Interest received	(2,255)	(1,341)
Foreign exchange profits	(1,891)	214
Caledonia Holdings Zimbabwe (Private) Limited
Group entities
Loans advanced/(repaid)	37	(26)
Interest received	501	506
Caledonia Mining Services (Private) Limited
Group entities
Loans advanced/(repaid)	(4,403)	(6,536)
Interest received		380
Caledonia Mining South Africa Proprietary Limited
Group entities
Loans advanced/(repaid)	227	1,039
Interest received	(554)	(559)
Foreign exchange profits	(1,891)	214
Greenstone Management Services Holdings Limited
Group entities
Loans advanced/(repaid)	(4,693)	15,356
Interest received	(1,936)	(1,644)
Blanket Mine (1983) (Private) Limited
Group entities
Loans advanced/(repaid)	(2,439)	(2,623)
Interest received	(282)	(27)
Motapa Mining Company UK Limited
Group entities
Loans advanced/(repaid)		1
Bilboes Gold Limited
Group entities
Loans advanced/(repaid)	145	40
Interest received	8
Bilboes Holdings (Private) Limited
Group entities
Loans advanced/(repaid)	89	23
Interest received	8	3
Caledonia Mining FZCO
Group entities
Loans advanced/(repaid)	$ 67	$ 375